SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Debt Disclosure [Abstract]
Term of repayments	Within 5 years	Within 5 years
Annual interest rate	2.00%	2.00%
Bank borrowings	$ 606	$ 979
Within 12 months	606	373
Over 1 year		$ 606